Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$381,087,458.53	0.9386391	$347,144,637.14	0.8550361	$33,942,821.39
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,041,417,458.53	0.7857797	$1,007,474,637.14	0.7601689	$33,942,821.39

Weighted Avg. Coupon (WAC)	3.33%		3.32%
Weighted Avg. Remaining Maturity (WARM)	52.30		51.34
Pool Receivables Balance	$1,083,886,727.96		$1,049,070,653.67
Remaining Number of Receivables	65,079		64,201

Adjusted Pool Balance	$1,061,447,658.91		$1,027,504,837.52

III. COLLECTIONS

Principal:
Principal Collections	$32,843,876.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$675,369.23
Total Principal Collections	$33,519,245.77

Interest:
Interest Collections	$2,982,444.78
Late Fees & Other Charges	$59,288.23
Interest on Repurchase Principal	$-
Total Interest Collections	$3,041,733.01

Collection Account Interest	$824.76
Reserve Account Interest	$92.09
Servicer Advances	$-

Total Collections	$36,561,895.63

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$36,561,895.63
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,561,895.63

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$903,238.94		$903,238.94	$903,238.94
Collection Account Interest					$824.76
Late Fees & Other Charges					$59,288.23
Total due to Servicer					$963,351.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$139,732.07		$139,732.07
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$614,945.07		$614,945.07	$614,945.07

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$34,824,600.63

9. Regular Principal Distribution Amount:					$33,942,821.39

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$33,942,821.39
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,942,821.39		$33,942,821.39
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,942,821.39		$33,942,821.39

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					881,779.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,439,069.05
Beginning Period Amount	$22,439,069.05
Current Period Amortization	$873,252.89
Ending Period Required Amount	$21,565,816.15
Ending Period Amount	$21,565,816.15
Next Distribution Date Amount	$20,709,970.51

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.89%	1.95%	1.95%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.67%	63,346	98.33%	$1,031,580,384.94
30 - 60 Days	0.99%	634	1.22%	$12,838,740.79
61 - 90 Days	0.27%	171	0.35%	$3,641,159.41
91 + Days	0.08%	50	0.10%	$1,010,368.53
		64,201		$1,049,070,653.67
Total
Delinquent Receivables 61 + days past due	0.34%	221	0.44%	$4,651,527.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	223	0.43%	$4,623,341.85
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	199	0.37%	$4,140,556.79
Three-Month Average Delinquency Ratio	0.33%		0.41%

Repossession in Current Period		79		$1,778,581.62
Repossession Inventory		141		$1,254,302.25

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,972,197.75
Recoveries				$(675,369.23)
Net Charge-offs for Current Period				$1,296,828.52

Beginning Pool Balance for Current Period				$1,083,886,727.96

Net Loss Ratio				1.44%
Net Loss Ratio for 1st Preceding Collection Period				0.40%
Net Loss Ratio for 2nd Preceding Collection Period				1.00%
Three-Month Average Net Loss Ratio for Current Period				0.95%

Cumulative Net Losses for All Periods				$6,368,573.11
Cumulative Net Losses as a % of Initial Pool Balance				0.47%

Principal Balance of Extensions				$7,455,550.77
Number of Extensions				344